UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22504

CLARK FORK TRUST

 (Exact name of registrant as specified in charter)

218 East Front Street, Suite 205, Missoula, Montana 59802

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901

 (Name and address of agent for service)

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A Member Firm of the 1940 Act Law GroupTM

11300 Tomahawk Creek Pkwy, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 406-541-0130

Date of fiscal year end: May 31st

Date of reporting period: February 29, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

Tarkio Fund
Schedule of Investments
February 29, 2016 (Unaudited)

Shares			Value

COMMON STOCKS - 99.60%

Arrangement of Transportation of Freight & Cargo - 2.60%
17,200	Expeditors International of Washington, Inc.		$ 787,416

Communication Equipment, NEC - 0.49%
6,200	Lumentum Holdings		148,986

Drawing & Insulating of Nonferrous Wire - 2.86%
47,375	Corning, Inc.		866,963

Fire, Marine & Casualty Insurance - 1.89%
4,275	Berkshire Hathaway, Inc. Class-B *		573,577

Food & Kindred Products - 0.87%
4,275	Campbell Soup Co.		263,981

Industrial Instruments for Measurement, Display & Control - 8.02%
65,700	Cognex Corp.		2,431,557

Industrial Trucks, Tractors, Trailers & Stackers - 2.99%
40,500	Terex Corp.		906,390

Land Subdividers & Developers (No Cemeteries) - 2.12%
42,300	The St. Joe Co. *		643,383

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.14%
51,800	Evans & Southerland Computer Corp. *		43,512

Motor Vehicle Parts & Accessories - 3.98%
82,900	Gentex Corp.		1,207,024

Office Furniture - 3.14%
36,525	Herman Miller, Inc.		952,937

Paints, Varnishes, Lacquers, Enamels & Allied Products - 3.73%
14,475	The Valspar Corp.		1,132,524

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 6.10%
34,650	Rogers Corp. *		1,851,003

Pumps & Pumping Equipment - 5.07%
60,775	Colfax Corp. *		1,538,215

Retail-Grocery Stores - 7.96%
77,150	Whole Foods Market, Inc.		2,415,567

Retail-Home Furniture, Furnishings & Equipment Stores - 0.95%
53,475	Container Store Group, Inc.		289,300

Retail-Variety Stores - 3.52%
7,125	Costco Wholesale Corp.		1,068,964

Security Brokers, Dealers & Flotation Companies - 2.98%
23,650	SEI Investments Co.		902,721

Semiconductors & Related Devices - 8.48%
93,275	Finisar Corp. *		1,359,950
247,175	Oclaro, Inc. *		1,213,629
			2,573,579
Services-Business Services, NEC - 4.75%
33,050	Total System Services, Inc.		1,440,319

Services-Computer Integrated Systems Design - 4.76%
28,250	Cerner Corp. *		1,442,445

Services-Prepackaged Software - 2.74%
28,775	National Instruments Corp.		830,159

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 3.33%
25,700	Nucor Corp.		1,011,038

Telephone & Telegraph Apparatus - 3.03%
34,750	Ciena Corp. *		712,375
13,100	Infinera Corp. *		205,539
			917,914
Telephone Communications (No Radiotelephone) - 9.50%
59,375	Level 3 Communications, Inc. *		2,882,656

Textile Mill Products - 2.37%
45,175	Interface, Inc.		718,283

Trucking (No Local) - 1.22%
46,000	YRC Worldwide *		370,300

TOTAL FOR COMMON STOCKS (Cost $26,705,493) - 99.60%			$ 30,210,711

SHORT TERM INVESTMENTS - 0.42%
128,190	Fidelity Institutional Money Market Portfolio 0.17% ** (Cost $128,190)		128,190

TOTAL INVESTMENTS (Cost $26,833,684) *** - 100.02%			$ 30,338,901

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02%)			(6,119)

NET ASSETS - 100.00%			$ 30,332,782

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the 7-day yield at February 29, 2016.

*** At February 29, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,833,684 amounted to $3,505,217, which consisted of aggregate gross unrealized appreciation of $6,221,710 and aggregate gross unrealized depreciation of $2,716,493.

NOTES TO FINANCIAL STATEMENTS
Tarkio Fund
1. SECURITY TRANSACTIONS
At February 29, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,833,684 amounted to $3,505,217, which consisted of aggregate gross unrealized appreciation of $6,221,710 and aggregate gross unrealized depreciation of $2,716,493.

2. SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER: The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3. SECURITY VALUATION

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

4. FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

EQUITY SECURITIES (COMMON STOCKS). Equity securities are generally valued by using market quotations. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$30,210,711	$0	$0	$30,210,711
Cash Equivalents	$128,190	$0	$0	$128,190
Total	$30,338,901	$0	$0	$30,338,901

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clark Fork Trust

By:

/s/ Russell T. Piazza

Russell T. Piazza, Chairman of the Board, Principal Executive Officer

Date    April 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By:

/s/ Russell T. Piazza

Russell T. Piazza, Chairman of the Board, Principal Executive Officer

Date     April 27, 2016

By:

/s/ Michele Blood

Michele Blood, Principal Financial Officer

Date    April 27, 2016